Common Stock Subject to Possible Redemption (Details) - Graf Acquisition Corp. IV [Member] - USD ($)		3 Months Ended			6 Months Ended	11 Months Ended	12 Months Ended
	May 22, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Common Stock Subject to Possible Redemption
Common stock subject to possible redemption, Beginning balance		$ 174,683,912	$ 173,164,122		$ 173,164,122		$ 171,615,000
Accretion on common stock subject to possible redemption						$ 17,389,167
Waiver of offering costs allocated to common stock subject to possible redemption			12,467				3,724,646
Adjustment for accretion of common stock subject to possible redemption amount		(1,408,829)	(1,507,323)	$ 3,724,646			2,175,524
Redemptions	$ (113,296,457)	(113,296,457)			(113,296,457)
Common stock subject to possible redemption, Ending balance		$ 62,796,284	174,683,912		62,796,284	171,615,000	173,164,122	$ 171,615,000
Common Stock Subject To Possible Redemption
Common Stock Subject to Possible Redemption
Common stock subject to possible redemption, Beginning balance			$ 173,164,122		$ 173,164,122		171,615,000
Gross proceeds from Initial Public Offering								171,615,000
Fair value of Public Warrants at issuance								(7,894,290)
Offering costs allocated to common stock subject to possible redemption								(9,494,877)
Accretion on common stock subject to possible redemption								17,389,167
Waiver of offering costs allocated to common stock subject to possible redemption							3,724,646
Adjustment for accretion of common stock subject to possible redemption amount							(2,175,524)
Common stock subject to possible redemption, Ending balance						$ 171,615,000	$ 173,164,122	$ 171,615,000